35. Lease liabilities (Details 1) $ in Millions	Dec. 31, 2020 USD ($)
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	$ 29,020
Nominal value of recoverable taxes	375
2026 and thereafter [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	11,983
2021 [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	5,756
2022 [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	4,310
2023 [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	2,896
2024 [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	2,250
2025 [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,825
Platforms [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	16,051
Platforms [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,382
Nominal value of recoverable taxes	14
Platforms [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	5,178
Platforms [member] | 2026 and thereafter [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	6,846
Platforms [member] | 2026 and thereafter [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	936
Platforms [member] | 2026 and thereafter [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	3,285
Platforms [member] | 2021 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,503
Platforms [member] | 2021 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	101
Platforms [member] | 2021 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	563
Platforms [member] | 2022 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,295
Platforms [member] | 2022 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	87
Platforms [member] | 2022 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	397
Platforms [member] | 2023 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,268
Platforms [member] | 2023 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	90
Platforms [member] | 2023 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	321
Platforms [member] | 2024 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,224
Platforms [member] | 2024 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	84
Platforms [member] | 2024 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	306
Platforms [member] | 2025 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,192
Platforms [member] | 2025 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	84
Platforms [member] | 2025 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	306
Vessels [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,713
Vessels [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	928
Nominal value of recoverable taxes	83
Vessels [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	8,431
Nominal value of recoverable taxes	247
Vessels [member] | 2026 and thereafter [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	116
Vessels [member] | 2026 and thereafter [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	53
Vessels [member] | 2026 and thereafter [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,162
Vessels [member] | 2021 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	169
Vessels [member] | 2021 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	337
Vessels [member] | 2021 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	2,864
Vessels [member] | 2022 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	726
Vessels [member] | 2022 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	203
Vessels [member] | 2022 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	2,186
Vessels [member] | 2023 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	386
Vessels [member] | 2023 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	150
Vessels [member] | 2023 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1,173
Vessels [member] | 2024 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	386
Vessels [member] | 2024 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	110
Vessels [member] | 2024 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	693
Vessels [member] | 2025 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	116
Vessels [member] | 2025 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	75
Vessels [member] | 2025 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	353
Others [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments
Others [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	241
Nominal value of recoverable taxes	15
Others [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	274
Nominal value of recoverable taxes	16
Others [member] | 2026 and thereafter [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	14
Others [member] | 2026 and thereafter [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	30
Others [member] | 2021 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	41
Others [member] | 2021 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	89
Others [member] | 2021 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	136
Others [member] | 2022 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	3
Others [member] | 2022 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	70
Others [member] | 2022 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	83
Others [member] | 2023 [member] | After Readjustment [Member] | Abroad [member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	1
Others [member] | 2023 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	54
Others [member] | 2023 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	45
Others [member] | 2024 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	14
Others [member] | 2024 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	9
Others [member] | 2025 [member] | After Readjustment [Member] | BRAZIL
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	4
Others [member] | 2025 [member] | Previously Reported [Member]
DisclosureLeaseLiabilitiesLineItems [Line Items]
Nominal value of lease payments	$ 1